Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2023	December 31, 2022
	(Unaudited)
Land	$364,527	$361,193
Buildings and leasehold improvements	2,227,803	2,226,687
Machinery and equipment	1,117,813	1,116,789
Office equipment	175,314	173,766
	3,885,457	3,878,435
Less: accumulated depreciation	(3,313,879)	(3,304,457)
Property and equipment, net	$571,578	$573,978

	December 31, 2022	December 31, 2021
Land	$361,193	$400,091
Buildings and leasehold improvements	2,226,687	2,235,061
Machinery and equipment	1,116,789	1,013,376
Office equipment	173,766	191,824
	3,878,435	3,840,352
Less: accumulated depreciation	(3,304,457)	(3,314,471)
Property and equipment, net	$573,978	$525,881